Exploration and Evaluation Assets (Railroad-Pinion Project) (Narrative) (Details) - CAD ($)	1 Months Ended														8 Months Ended	12 Months Ended
	Jan. 31, 2019	May 31, 2018	Mar. 31, 2018	Jan. 31, 2018	Mar. 31, 2017	Jan. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Jul. 31, 2013	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Apr. 30, 2011	Aug. 31, 2009	May 31, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment																$ 3,682,000
Annual work commitment																6,500,000
Value of Common share																48,907,549
Newmont USA Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment	$ 33,600															$ 50,000	50,000
Annual work commitment	$ 300,000
Buy-down option [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment		$ 300,000	$ 3,500,000
Buy-down option [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)		5.00%	5.00%
Buy-down option [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)		2.00%	2.00%
Tomera Mining Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)														5.00%
Annual lease payment																	$ 96,887	$ 87,137
Sylvania Mining Lease Agreement [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)														5.00%
Annual lease payment														$ 20,000
Lease expiring														December 2021
RSM [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)														1.00%
Royal Standard Minerals, Inc
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of interest acquired														100.00%
Aladdin Sweepstakes Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amount of interest acquired														$ 2,965,000
Net Smelter Royalty (NSR)														1.00%
Kennecott Holdings Corporation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of mineral production royalty payable														1.50%
Newmont USA Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of interest acquired													100.00%
Net Smelter Royalty (NSR)													5.00%
Annual lease payment													$ 39,680
Percentage of Claims (NSR)													3.00%
Percentage of Lease (NSR)													1.00%
Percentage of joint venture													70.00%
Newmont USA Limited [Member] | First Back [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of interest in lease													51.00%
Pecentage of expenditure													150.00%
Newmont USA Limited [Member] | Second Back [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of interest in lease													19.00%
Pecentage of expenditure													100.00%
Parent Company [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of joint venture													30.00%
Pinion Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amount of interest acquired																		$ 279,000
Net Smelter Royalty (NSR)				3.00%	3.50%	3.00%			4.00%	4.00%	5.00%	4.00%			5.00%			3.00%
Annual lease payment				$ 10,000	$ 75,000	$ 8,000	$ 30,000		$ 25,000	$ 20,000	$ 175,000	$ 15,000						$ 16,500
Percentage of interest in lease				100.00%	100.00%	100.00%	100.00%		100.00%	100.00%	100.00%	100.00%						100.00%
Percentage of Claims (NSR)															100.00%
Percentage of Lease (NSR)															80.00%
Lease term				10 Years		10 Years	10 Years		10 Years	10 Years	12 years	10 Years			lease term of ten years with an option to extend the lease term for an additional ten years.			10 Years
Option to purchase property					$ 2,000,000	$ 150,000	$ 1,500,000		$ 1,250,000	$ 1,000,000	$ 25,000,000	$ 1,500,000						$ 800,000
Initial amount paid				$ 10,000	75,000						$ 1,000,000
Percentage of annual lease payments increase each year											5.00%
Amount required to spend per year on exploration of lease term											$ 1,000,000
Percentage of buy-down option											3.00%
Percentage of initial amount credited towards purchase price											70.00%
Percentage of annual lease payment credited against furture NSR Payment											70.00%
Pinion Project [Member] | Six to Nine [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)							4.00%
Annual lease payment				$ 30,000		20,000	$ 90,000		43,750	35,000		50,000						31,000
Pinion Project [Member] | One through Six [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Option to purchase property											$ 3,500,000
Pinion Project [Member] | Seven through Twelve [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Option to purchase property											7,000,000
Pinion Project [Member] | Second Back [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment										$ 50,000
Lease term										10 Years
Pinion Project [Member] | Additional Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment					$ 75,000	$ 25,000	$ 100,000		$ 62,500		$ 500,000	$ 75,000						$ 31,000
Lease term					10 Years	10 Years	10 Years		10 Years		10 Years	10 Years						10 Years
Initial amount paid											$ 1,000,000
Percentage of annual lease payments increase each year											5.00%
Pinion Project [Member] | Surface Agreement [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment					$ 9,000							$ 20,103
Lease term					10 Years							10 Years
Option to purchase property												$ 8,934,640
Pinion Project [Member] | Buy-down option [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Option to purchase property						$ 150,000	$ 1,000,000		$ 2,000,000	$ 2,000,000								$ 1,100,000
Percentage of buy-down option						1.00%	1.00%		2.00%	2.00%								1.00%
Pinion Project [Member] | Buy-down option [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Option to purchase property						$ 250,000	$ 1,500,000		$ 1,000,000	$ 1,500,000
Percentage of buy-down option						1.00%	1.00%		1.00%	1.00%
Pinion Gold Deposit [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amount of interest acquired								$ 8,500,000
Net Smelter Royalty (NSR)								5.00%
Annual lease payment								$ 47,931
Common share issued								6,750,000
Value of Common share								$ 4,807,500
Sale majority for cosideration								100,000,000
Pinion Gold Deposit [Member] | Additional Cash Consideration [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amount of interest acquired								1,500,000
Pinion Gold Deposit [Member] | Additional Cash Consideration [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amount of interest acquired								$ 3,000,000